Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments [Abstract]
Financial instruments
Note 8 – Financial instruments

Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2019	2018
Cash and cash equivalents (1)(3)	67,356	94,944
Accounts receivable and accrued revenues (1)	107,848	60,196
Total	$175,204	$155,140

Financial liabilities
Accounts payables and accrued expenses (1)	$23,998	$28,634
Derivative financial liabilities, current (2)	4,320	1,250
Current portion long-term debt (1)	100,385	93,815
Long-term debt (1)	750,586	873,460
Derivative financial liabilities, non-current (2)	11,279	4,486
Total financial liabilities	$890,569	$1,001,645

(1)	Amortized cost.
(2)	Fair value through profit or loss.
(3)	Cash and cash equivalents include $221 thousand in restricted cash in 2019 and $638 thousand in 2018, including employee withholding tax.

Fair value of non-derivative financial instruments

It is assumed that fair value of non-derivative financial instruments is equal to the nominal amount for all financial assets and liabilities.  With regards to trade receivables, the credit risk is not viewed as significant.  With regards to the credit facilities, these are floating rate with terms and conditions considered to be according to market terms and no material change in credit risk; consequently, it is assumed that carrying value has no material deviation from fair value.

Measurement of fair value

It is only derivatives that are classified within a fair value measurement category and recognized at fair value in the statement of financial position.  Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement.  Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable.  Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

Derivatives - interest rate swaps

		Notional amount		Fair value
(Dollars in thousands)	Expires	2019	2018	2019	2018
Swap pays 2.987%, receive floating	Apr. 20, 2023	$44,400	46,800	1,748	699
Swap pays 3.012%, receive floating	Apr. 20, 2023	$44,400	46,800	1,780	743
Swap pays 3.019%, receive floating	Sept. 29, 2023	$33,310	35,877	1,425	580
Swap pays 3.019%, receive floating	Sept. 29, 2023	$32,396	34,963	1,380	563
Swap pays 2.8665%, receive floating	Sept. 29, 2023	$48,830	51,400	1,976	606
Swap pays 2.8785%, receive floating	Jun. 30, 2023	$43,240	45,807	1,681	503
Swap pays 2.885%, receive floating	Sept. 29, 2023	$48,188	50,115	1,961	653
Swap pays 2.897%, receive floating	Sept. 30, 2023	$43,419	45,986	1,789	597
Swap pays 3.020%, receive floating	Sept. 29, 2023	$41,734	44,301	1,859	793
Total carrying amount		$379,916	402,049	15,600	5,736

Interest-bearing debt

		Remaining	Carrying amount
(Dollars in thousands)	Interest	notional	2019	2018
Credit Agricole Credit Facility	LIBOR + 2.19%	56,120	55,719	62,166
Danish Ship Finance Credit Facility	LIBOR + 2.25%	39,000	38,929	41,437
Nordea BW VLCC Acquisition Credit Facility	LIBOR + 2.40%	209,628	207,175	254,870
ABN Amro Credit Facility	LIBOR + 2.40%	436,261	432,581	464,826
ABN Amro Revolving Credit Facility	LIBOR + 2.50%
Convertible Senior Notes due 2019	4.50%	-	-	32,009
Convertible Senior Notes due 2021	4.50%	125,000	116,568	111,968
Total carrying amount		866,009	850,972	967,275

Interest on all our credit facilities is payable quarterly in arrears except the Danish Ship Finance Credit Facility and the Convertible Notes which have interest payable semi-annually in arrears.  The credit facilities are principally secured by the first-priority mortgages on the vessels financed by the credit facility, assignments of earnings, pledge of shares in the borrower, insurance and the borrowers’ rights under charters for the vessels, if any, as well as a pledge of the borrowers’ bank account balances.

Reconciliation of liabilities arising from financing activities

The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes.  Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

				Non-cash changes

	As of January 1, 2019 (1)	Financing cash flows (2)	Fair value changes (3)	Amortization	Equity component of convertible notes	Other changes (4)	As of December 31, 2019
Bank loans	823,299	(91,440)		2,545			734,404
Convertible Senior Notes due 2019	32,009	(6,426)		851	(26,434)		-
Convertible Senior Notes due 2021	111,968	(7)		4,607			116,568
Office leases	1,484	(370)				1,732	2,846
Total (5)	968,759	(98,243)	-	8,003	(26,434)	1,732	853,817

				Non-cash changes

	As of January 1, 2018	Financing cash flows (2)	Fair value changes (3)	Amortization	Equity component of convertible notes	Other changes (4)	As of December 31, 2018
Bank loans	687,942	129,400		6,826		(869)	823,299
Convertible Senior Notes due 2019	98,262		(74,644)	3,188	1,613	3,589	32,009
Convertible Senior Notes due 2021		38,945	74,644	1,545	(3,165)		111,968
Total (5)	786,204	168,345	-	11,559	(1,553)	2,720	967,275

(1)	The opening balance as of January 1, 2019, includes the initial recognition of a lease liability of $1.5 million resulting from the adoption of IFRS 16 Leases.
(2)
The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows. In 2018 the cash flows from the transaction related to the exchange of convertible senior notes due 2019 of $38.9 million consisted of $41.6 million cash received upon issue, less transaction costs of $2.7 million.

(3)	Fair value changes reflects the loss arising from the exchange of the convertible senior notes due 2019 to convertible senior notes due 2021 below market fair value.
(4)
Other changes for the year 2019 represents new, modified office leases and foreign exchange effects during the year related to IFRS 16 Leases. Other changes for the year 2018 represents the (gain)/loss on extinguishment of debt, including previously capitalized fees.

(5)	The reconciliation does not include interest rate swaps, which are described in note 8.